COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating lease commitments
Less than 1 year	¥ 131,410,180
1-2 years	87,341,490
2-3 years	34,467,768
3-4 years	9,942,854
4-5 years	4,496,042
Thereafter	2,621,203
Total	270,279,537
Operating lease, rental expense
Operating lease, rental expense	147,000,000	¥ 99,000,000
Capital commitments
Outstanding Capital Commitments	15,000,000
Guarantee
Guarantee Arrangement	¥ 885,000,000